Intangible assets (Tables)	6 Months Ended
Jun. 30, 2021
Intangible assets other than goodwill [abstract]
Disclosure of detailed information about intangible assets

(in thousands of euro)	Purchased licenses	Other intangible assets	In progress	Total

January 1, 2020	56,851	116	40,000	96,967
Acquisitions	—	195	—	195
Additional considerations	2,685	—	1,000	3,685 (1)
Disposals	—	—	—	—
Amortizations	(5,545) (2)	(86)	—	(5,632)
Transfers	—	—	—	—

June 30, 2020	53,991	225	41,000	95,215

January 1, 2021	5,103 (3)	185	41,000	46,289
Acquisitions	—	13	—	13
Additional considerations	—	—	—	—
Disposals	—	—	—	—
Amortizations	(1,039) (4)	(70)	—	(1,109)
Transfers	—	—	—	—

June 30, 2021	4,064	128	41,000	45,193

(1) This amount includes (i) an addition consideration of €2,685 thousand paid to Orega Biotech in April 2020 (€2,500 thousand) and June 2020 (€185 thousand) in relation to the IPH5201 rights following the first patient dosed in Phase 1 clinical trial in Mars 2020 and; (ii) an amount of €1,000 thousand to be paid to Novo Nordisk A/S following the launch of the first avdoralimab Phase 1 clinical trial.
(2) This amount includes the amortization of rights related to the monalizumab (€1,686 thousand), IPH5201(€1,818 thousands) and Lumoxiti (€2,041 thousand) intangible assets.
(3) The decrease of €48,888 thousand in the net book value of the Licenses acquired between June 30, 2020 and December 31, 2020 is mainly explained by the full impairment of the rights relating to Lumoxiti intangible asset, following the decision to return the commercial rights in the United States and Europe. The rights relating to the intangible asset have been fully impaired for the carrying amount of the intangible to the date of the decision, amounting to €43,529 thousand.

(4) This amount correspond to the amortization of rights related to the monalizumab intangible asset (1,039 thousand).